Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Categories of financial assets [abstract]
Cash and cash equivalents	R$ 1,829,097	R$ 1,794,362	R$ 1,640,065	R$ 1,403,955
Financial investments	1,103,299	782,647
Accounts receivable	36,248,589	23,428,522
Other receivables	162,011	194,776
Judicial deposits	44,855	40,224
Investment	1,651	1,406
Categories of financial liabilities [abstract]
Payables to third parties	18,072,898	13,217,150
Trade payables	449,102	578,004
Payables to related parties	593,906	543,621
Deposits	11,995,288	3,133,996	R$ 766,086
Borrowings	0	1,005,787
Derivative Financial Instruments	22,289	14,317
Contract liabilities	143,528	179,866
Quoted prices in active markets (Level 1)
Categories of financial assets [abstract]
Cash and cash equivalents	404,468	446,322
Financial investments	1,103,299	782,647
Accounts receivable	0	0
Other receivables	0	0
Judicial deposits	0	0
Investment	0	0
Categories of financial liabilities [abstract]
Payables to third parties	0	0
Trade payables	0	0
Payables to related parties	0	0
Deposits	0	0
Borrowings		0
Derivative Financial Instruments	0	0
Contract liabilities	0	0
Other liabilities	0	0
Significant observable inputs (Level 2)
Categories of financial assets [abstract]
Cash and cash equivalents	1,424,629	1,348,040
Financial investments	0	0
Accounts receivable	36,994,135	23,657,402
Other receivables	180,517	206,486
Judicial deposits	44,855	40,224
Investment	0	0
Categories of financial liabilities [abstract]
Payables to third parties	18,072,898	13,217,150
Trade payables	449,102	578,004
Payables to related parties	593,906	543,621
Deposits	11,995,288	3,133,996
Borrowings		1,005,787
Derivative Financial Instruments	22,289	14,317
Contract liabilities	143,528	179,866
Other liabilities	202,797	143,884
Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Cash and cash equivalents	0	0
Financial investments	0	0
Accounts receivable	0	0
Other receivables	0	0
Judicial deposits	0	0
Investment	1,651	1,406
Categories of financial liabilities [abstract]
Payables to third parties	0	0
Trade payables	0	0
Payables to related parties	0	0
Deposits	0	0
Borrowings		0
Derivative Financial Instruments	0	0
Contract liabilities	0	0
Other liabilities	R$ 0	R$ 0